Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income (loss) for the period	€ (63,984)	€ (20,759)	[1]	€ 3,049
Elements which will be reclassified in the consolidated statement of income (loss)
Change in fair value of short-term investments and non-current financial assets	0	0	[2]	0
Foreign currency translation gain (loss)	222	5	[2]	(26)
Items which will not be reclassified in the consolidated statement of income (loss)
Actuarial gains and (losses) related to defined benefit obligations	(200)	622	[2]	(599)
Other comprehensive income (loss)	22	627	[2]	(625)
Total comprehensive income (loss)	€ (63,962)	€ (20,132)	[2]	€ 2,424

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.